Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
State Street Salary Savings Program
EIN No.: 04-2456637 Plan No.:002
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of Issue	Description of Investment		Current Value
*State Street Common and Collective Trust Funds:
State Street World Developed ex US Index Securities Lending Series Fund	21,580,010	units of participation	$427,456,835
State Street Emerging Markets Index Securities Lending Series Fund	9,609,816	units of participation	158,292,889
State Street U.S. Bond Index Securities Lending Series Fund	7,782,340	units of participation	246,139,847
State Street Russell Small/Mid Cap Index Securities Lending Series Fund	6,500,061	units of participation	755,112,030
State Street S&P 500 Index Securities Lending Series Fund	1,282,237	units of participation	2,410,242,133
State Street World Government Bond Ex-U.S. Index Non-Lending Fund	1,850,767	units of participation	18,231,904
State Street Target Retirement 2025 Securities Lending Series Fund	4,137,537	units of participation	156,014,106
State Street Target Retirement 2030 Securities Lending Series Fund	7,288,456	units of participation	338,745,550
State Street Target Retirement 2035 Securities Lending Series Fund	9,903,640	units of participation	423,697,544
State Street Target Retirement 2040 Securities Lending Series Fund	7,515,285	units of participation	389,306,788
State Street Target Retirement 2045 Securities Lending Series Fund	7,363,700	units of participation	348,295,663
State Street Target Retirement 2050 Securities Lending Series Fund	6,879,884	units of participation	270,964,245
State Street Target Retirement 2055 Securities Lending Series Fund	3,313,702	units of participation	130,480,317
State Street Target Retirement 2060 Securities Lending Series Fund	2,080,553	units of participation	54,995,270
State Street Target Retirement 2065 Securities Lending Series Fund	915,954	units of participation	20,784,835
State Street Target Retirement 2070 Securities Lending Series Fund	96,594	units of participation	1,135,657
State Street Target Retirement Securities Lending Series Fund	2,902,209	units of participation	83,200,537
*State Street Corporation ESOP Fund:
State Street Corporation Common Stock	1,459,282	units of participation	188,261,971
State Street Short Term Investment Fund	1,347,661	units of participation	1,347,661
Self Managed Brokerage Accounts			652,527,264
Vanguard Prime Money Market Fund	324,581,201	units of participation	324,580,876
Total Investments			$7,399,813,922

*Notes Receivable - Participant Loans		4.25% to 9.75%	$45,876,094

* Indicates party-in-interest to the Plan.
Note: Cost information has not been included because all investments are participant-directed.